Financial Instruments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 63,008	[1]	$ (5,661)	$ 84,962	[1]

[1]	These concepts will be reclassified to the Statement of Income when it’s settled.